OTHER LIABILITIES - Contract Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Advances from customers
Movement in contract liabilities [Roll Forward]
At December 31, 2023	€ 510,625	€ 446,394
Additional amounts arising during the period	981,694	990,468
Amounts recognized within revenue	(945,687)	(925,406)
Other changes	713	(831)
At December 31, 2024	547,345	510,625
Maintenance and power warranty programs
Movement in contract liabilities [Roll Forward]
At December 31, 2023	262,644	239,879
Additional amounts arising during the period	136,420	112,362
Amounts recognized within revenue	(98,393)	(89,617)
Other changes	(72)	20
At December 31, 2024	€ 300,599	€ 262,644